STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES - Schedule of Net Sales by Segment (Details 3). - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	R$ 39,468,497	R$ 39,322,786	R$ 26,093,154